DELAWARE POOLED® TRUST

The Large-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio
The Select 20 Portfolio
(each a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated February 26, 2016

The following information revises and supplements the section entitled, “Investment Manager and Other Service Providers – Investment Manager”:

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to all of the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to certain of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

As of March 31, 2016, the Manager and its affiliates within Delaware Investments were managing in the aggregate $169.3 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust (a Delaware statutory trust), which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment, and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries.

The Investment Management Agreement for each of the Funds, except The Large-Cap Value Equity Portfolio, The Emerging Markets Portfolio II, and Delaware REIT Fund, is dated Jan. 4, 2010 and the Investment Management Agreements for The Large-Cap Value Equity Portfolio, The Emerging Markets Portfolio II, and Delaware REIT Fund are dated Feb. 26, 2010, June 22, 2010, and May 21, 2010, respectively (collectively, the “Investment Management Agreements”). The Investment Management Agreements had initial terms of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreements are terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreements will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreements, the Funds pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
The Large-Cap Growth Equity Portfolio	0.55%
The Focus Smid-Cap Growth Equity Portfolio	0.75%
The Select 20 Portfolio	0.75%

During the past three fiscal years, the Funds paid the following investment management fees to the Manager:

Fund	October 31, 2013	October 31, 2014	October 31, 2015
The Large-Cap Growth Equity Portfolio	$1,242,185 earned $1,239,253 paid $2,932 waived	$1,439,450 earned $1,439,450 paid $-0- waived	$1,639,947 earned $1,639,947 paid $-0- waived
The Focus Smid-Cap Growth Equity Portfolio	$401,464 earned $400,253 paid $1,211 waived	$406,093 earned $400,990 paid $5,103 waived	$360,302 earned $359,253 paid $1,049 waived
The Select 20 Portfolio	$1,209,923 earned $1,209,923 paid $-0- waived	$937,268 earned $937,268 paid $-0- waived	$689,108 earned $685,439 paid $3,669 waived

The Manager has entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with JSP with respect to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. Except for those expenses borne by the Manager under the Investment Management Agreements, Mondrian under its Sub-Advisory Agreement, JSP under its Sub-Advisory Agreement, and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include each Fund’s proportionate share of certain administrative expenses, investment management fees, transfer and dividend disbursing fees and costs, accounting services, custodian expenses, federal and state securities registration fees, proxy costs, and the costs of preparing prospectuses and reports sent to shareholders.

The following information revises and supplements the section entitled, “Investment Manager and Other Service Providers – Sub-Advisor”:

Sub-Advisors

Mondrian, 10 Gresham Street, 5th Floor, London, England EC2V 7JD, furnishes investment sub advisory services to The Labor Select International Equity and The Emerging Markets Portfolios. Although Mondrian serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises Mondrian’s performance and management services provided to these Funds subject to the supervision and direction of the Board of Trustees.

JSP, located at 101 California Street, Suite 3750, San Francisco, CA 94111, is responsible for the day-to-day management of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises JSP’s performance and management services provided to these Funds subject to the supervision and direction of the Board of Trustees.

The Manager has entered into sub-advisory agreements (“Sub-Advisory Agreements”) with Mondrian with respect to The Emerging Markets and The Labor Select International Equity Portfolios and with JSP with respect to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. As compensation for their services as sub-advisor to their respective Funds, Mondrian and JSP receive sub-advisory fees from the Manager. Each Sub-Advisory Agreement has or had an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the respective Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement may be terminated by the Manager or the Trust at any time on written notice to the applicable sub-advisor of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of a Fund. A sub-advisor may terminate its Sub-Advisory Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment. Each Sub-Advisory Agreement shall automatically terminate upon the termination of the Investment Management Agreements.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during The Large-Cap Growth Equity Portfolio’s last three fiscal years:

	October 31, 2015	May 1, 2014–October 31, 20141
Sub-Advisory Fees Paid	$819,974 earned	$366,488 earned

1	JSP became sub-advisor for The Large-Cap Growth Equity Portfolio in May 2014.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during The Focus Smid-Cap Growth Equity Portfolio’s last three fiscal years:

	October 31, 2015	May 1, 2014–October 31, 20141
Sub-Advisory Fees Paid	$180,151 earned	$72,694 earned
Sub-Advisory Fee As A Percentage of the Portfolio’s Average Daily Net Assets	0.37%	0.37%2

1	JSP became sub-advisor for The Focus Smid-Cap Growth Equity Portfolio in May 2014.
2	The sub-advisory fee rate shown reflects the annualized fee rate based on average net assets for the period.

As compensation for the services rendered under the Sub-Advisory Agreement, the Manager paid JSP the following sub-advisory fees during The Select 20 Portfolio’s last three fiscal years:

Fund	October 31, 2015	May 1, 2014–October 31, 20141
Sub-Advisory Fees Paid	$344,554 earned	$208,653 earned
Sub-Advisory Fee As A Percentage of the Portfolio’s Average Daily Net Assets	0.37%	0.37%2

1	JSP became sub-advisor for The Select 20 Portfolio in May 2014.
2	The sub-advisory fee rate shown reflects the annualized fee rate based on average net assets for the period.

Please keep this Supplement for future reference.

This Supplement is dated June 7, 2016.